                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01228

                        Van Kampen Growth and Income Fund
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               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 11/30

Date of reporting period: 5/31/07

Item 1. Reports to Shareholders.

The Van Kampen Growth and Income Fund semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Growth and Income Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of May 31, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I AND R SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUSES CONTAIN INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

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            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
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                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
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Performance Summary as of 5/31/07

                                                                                  R SHARES    I SHARES
                            A SHARES           B SHARES           C SHARES         SINCE        SINCE
                         since 8/01/46      since 8/02/93      since 8/02/93      10/01/02    10/19/04
-------------------------------------------------------------------------------------------------------
AVERAGE                           W/MAX              W/MAX              W/MAX
ANNUAL                    W/O     5.75%      W/O     5.00%      W/O     1.00%       W/O          W/O
TOTAL                    SALES    SALES     SALES    SALES     SALES    SALES      SALES        SALES
RETURNS                 CHARGES   CHARGE   CHARGES   CHARGE   CHARGES   CHARGE    CHARGES      CHARGES

Since Inception         10.20%    10.09%   12.51%    12.51%   12.40%    12.40%     17.29%      18.56%

10-year                 11.10     10.45    10.43     10.43    10.29     10.29         --          --

5-year                  11.01      9.71    10.40     10.20    10.21     10.21         --          --

1-year                  23.17     16.09    23.08     18.08    22.29     21.29      22.91       23.52

6-month                 12.36      5.90    12.30      7.30    12.00     11.00      12.26       12.55
-------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total returns with sales charges include payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares, up to 1.00 percent for Class B and C shares and up to 0.50 percent for Class R shares. Class R shares are available for purchase by investors through or in tax-exempt retirement plans (401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, non-qualified deferred compensation plans, and employer sponsored 403(b) plans). Class R shares are offered without any sales charges on purchases or sales. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. The since inception and 10-year returns for Class B shares reflect the conversion to Class A shares after eight years. The since inception returns for Class C shares reflect the conversion to Class A shares after ten years. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The index does not include any expenses, fees or sales charges, which would lower performance. The index should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2007

MARKET CONDITIONS

During the six month period, the stock market continued to move higher despite the headwinds of high energy prices and a weakening real estate market. After retreating in the second half of 2006, oil prices began to climb again in 2007 and gasoline prices surged in the first half of the year. At the same time, the housing market continued to slow, with the subprime mortgage market (which makes loans to less creditworthy borrowers) flagging significant distress. While these difficulties did begin to surface in consumer sentiment readings, the markets seemed preoccupied with other, more positive signals. Inflation remained tame, although still above the Federal Open Market Committee's (the "Fed") stated comfort range, and the Fed continued to leave the target federal funds rate unchanged during the period. A stabilization in long-term interest rates alleviated concerns about interest rates rising too quickly. (However, after the close of the period, yields on the 10-year Treasury note exceeded 5 percent in June, which could spell trouble for the economy and the stock market should those levels persist.) Corporate earnings continued to grow at or above expectations for many companies, and the still-robust pace of merger and acquisition (M&A) activity fueled a sense of optimism among investors that seemed, at least to our way of thinking, to overlook the mounting risks of a decelerating economy.

PERFORMANCE ANALYSIS

Van Kampen Growth and Income Fund outperformed the Russell 1000(R) Value Index for the six months ended May 31, 2007, assuming no deduction of applicable sales charges.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2007

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                                                           RUSSELL
                                                           1000(R)
      CLASS A   CLASS B   CLASS C   CLASS R   CLASS I    VALUE INDEX

      12.36%    12.30%    12.00%    12.26%    12.55%       11.21%
---------------------------------------------------------------------------

The performance for the five share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

The Fund's outperformance relative to the Russell 1000 Value Index was driven by stock selection and underweight allocation to the financials sector. As has been the case for the past few years, the Fund's holdings in diversified financial stocks, whose capital markets and investment banking businesses have directly benefited from the strongly rising markets and global M&A activity, were a
 2
major contributor to performance during the period. In addition, an underweight representation in banking stocks reduced the Fund's exposure to declines brought on by the subprime mortgage woes. Stock selection in the health care sector also added value, with pharmaceutical stocks (in which the Fund holds a considerable position) beginning to turn around after several years of being underappreciated in the market. An overweight in the consumer staples sector was an area of strength for the Fund, largely due to a well-received announcement by a food, beverage and tobacco company which also led the share prices of several other companies within the sector to rally on the news.

However, the Fund's return was diminished relative to the Russell 1000 Value Index in other areas during the period. In the technology sector, stock selection in the software and services industry was a primary detractor from performance. An underweight allocation and weak stock selection in the telecommunication services sector also limited the Fund's relative results. The Fund's holdings did not keep pace with the stronger performing stocks represented in the Russell 1000 Value Index, which had continued to demonstrate improving fundamentals following the industry's consolidation frenzy.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP TEN HOLDINGS AS OF 5/31/07
JPMorgan Chase & Co.                                              3.4%
Bayer AG                                                          3.1
Schering-Plough Corp.                                             3.0
Citigroup, Inc.                                                   3.0
Time Warner, Inc.                                                 2.5
Verizon Communications, Inc.                                      2.5
General Electric Co.                                              2.4
Abbott Laboratories                                               2.3
Marsh & McLennan Cos., Inc.                                       2.3
Freddie Mac                                                       2.1

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 5/31/07
Pharmaceuticals                                                  14.8%
Other Diversified Financial Services                              7.6
Integrated Oil & Gas                                              6.2
Industrial Conglomerates                                          6.1
Integrated Telecommunication Services                             5.4
Electric Utilities                                                4.8
Movies & Entertainment                                            4.6
Packaged Foods & Meats                                            4.3
Property & Casualty Insurance                                     4.1
Diversified Chemicals                                             4.0
Investment Banking & Brokerage                                    3.7
Insurance Brokers                                                 2.3
Thrifts & Mortgage Finance                                        2.1
Hypermarkets & Super Centers                                      1.8
Regional Banks                                                    1.8
Soft Drinks                                                       1.7
Systems Software                                                  1.5
Household Products                                                1.5
Broadcasting & Cable TV                                           1.4
Communications Equipment                                          1.3
Semiconductors                                                    1.2
Oil & Gas Equipment & Services                                    1.2
Tobacco                                                           1.2
Aerospace & Defense                                               1.2
Multi-Line Insurance                                              1.0
Internet Software & Services                                      1.0
Home Improvement Retail                                           1.0
Internet Retail                                                   1.0
Gold                                                              1.0
Managed Health Care                                               0.9
Automobile Manufacturers                                          0.7
Restaurants                                                       0.6
Specialty Stores                                                  0.5
Oil & Gas Storage & Transportation                                0.5
Health Care Equipment                                             0.5
Life & Health Insurance                                           0.5
Personal Products                                                 0.4
Oil & Gas Exploration & Production                                0.4

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 5/31/07
                                       (continued from previous page)
Computer Hardware                                                 0.4
Biotechnology                                                     0.3
Drug Retail                                                       0.2
Specialized Consumer Services                                     0.1
                                                                -----
Total Common Stocks                                              96.8
Investment Companies                                              0.7
                                                                -----
Total Long-Term Investments                                      97.5
Total Short-Term Investments                                      2.4
Other Assets in Excess of Liabilities                             0.1
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/1/06 - 5/31/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  12/1/06          5/31/07       12/1/06-5/31/07
Class A
  Actual.....................................    $1,000.00        $1,123.63           $4.02
  Hypothetical...............................     1,000.00         1,021.14            3.83
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,122.96            4.87
  Hypothetical...............................     1,000.00         1,020.34            4.63
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,120.01            7.77
  Hypothetical...............................     1,000.00         1,017.60            7.39
  (5% annual return before expenses)
Class R
  Actual.....................................     1,000.00         1,122.64            5.34
  Hypothetical...............................     1,000.00         1,019.90            5.09
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,125.46            2.70
  Hypothetical...............................     1,000.00         1,022.39            2.57
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.76%, 0.92%, 1.47%, 1.01% and 0.51%, for Class A, B, C, R and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Class B and Class C Share expense ratios reflect actual 12b-1 fees of less than 1%.

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

At meetings held on April 17, 2007 and May 30, 2007, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the investment advisory agreement over a period of several months and the trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees also reviewed the benefit to the investment adviser of receiving research paid for by Fund assets and the propriety of such arrangements. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund and changes made in the Fund's portfolio management team over time. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory agreement.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

VAN KAMPEN GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED)

                                                               NUMBER OF
DESCRIPTION                                                     SHARES           VALUE
-------------------------------------------------------------------------------------------
COMMON STOCKS  96.8%
AEROSPACE & DEFENSE  1.2%
Raytheon Co. ...............................................    2,418,200   $   134,451,920
                                                                            ---------------

AUTOMOBILE MANUFACTURERS  0.7%
Honda Motor Co., Ltd.--ADR (Japan)..........................    2,144,300        75,758,119
                                                                            ---------------

BIOTECHNOLOGY  0.3%
Applera Corp.--Applied Biosystems Group.....................    1,402,500        39,816,975
                                                                            ---------------

BROADCASTING & CABLE TV  1.4%
Clear Channel Communications, Inc. .........................    1,176,184        45,165,465
Comcast Corp., Class A (a)..................................    3,993,400       109,459,094
                                                                            ---------------
                                                                                154,624,559
                                                                            ---------------
COMMUNICATIONS EQUIPMENT  1.3%
Alcatel-Lucent--ADR (France)................................    8,655,000       118,746,600
Cisco Systems, Inc. (a).....................................    1,061,600        28,578,272
                                                                            ---------------
                                                                                147,324,872
                                                                            ---------------
COMPUTER HARDWARE  0.4%
Hewlett-Packard Co. ........................................      935,600        42,766,276
                                                                            ---------------

DIVERSIFIED CHEMICALS  4.0%
Bayer AG--ADR (Germany).....................................    4,917,500       353,469,900
Du Pont (E.I.) de Nemours & Co. ............................    1,863,100        97,477,392
                                                                            ---------------
                                                                                450,947,292
                                                                            ---------------
DRUG RETAIL  0.2%
Rite Aid Corp. (a)..........................................    3,132,200        19,795,504
                                                                            ---------------

ELECTRIC UTILITIES  4.8%
American Electric Power Co., Inc. ..........................    3,880,400       184,823,452
Entergy Corp. ..............................................    1,978,200       223,338,780
FirstEnergy Corp. ..........................................    2,045,500       141,609,965
                                                                            ---------------
                                                                                549,772,197
                                                                            ---------------
GOLD  1.0%
Newmont Mining Corp. .......................................    2,761,600       112,341,888
                                                                            ---------------

HEALTH CARE EQUIPMENT  0.5%
Boston Scientific Corp. (a).................................    3,594,200        56,321,114
                                                                            ---------------

HOME IMPROVEMENT RETAIL  1.0%
Home Depot, Inc. ...........................................    2,961,200       115,101,844
                                                                            ---------------

HOUSEHOLD PRODUCTS  1.5%
Kimberly-Clark Corp. .......................................      761,600        54,043,136
Procter & Gamble Co. .......................................    1,778,300       113,010,965
                                                                            ---------------
                                                                                167,054,101
                                                                            ---------------
HYPERMARKETS & SUPER CENTERS  1.8%
Wal-Mart Stores, Inc. ......................................    4,224,400       201,081,440
                                                                            ---------------

 12                                            See Notes to Financial Statements

VAN KAMPEN GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

                                                               NUMBER OF
DESCRIPTION                                                     SHARES           VALUE
-------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES  6.1%
General Electric Co. .......................................    7,208,700   $   270,902,946
Siemens AG--ADR (Germany)...................................    1,595,300       210,579,600
Tyco International, Ltd. (Bermuda)..........................    6,340,300       211,512,408
                                                                            ---------------
                                                                                692,994,954
                                                                            ---------------
INSURANCE BROKERS  2.3%
Marsh & McLennan Cos., Inc. ................................    7,994,400       262,456,152
                                                                            ---------------

INTEGRATED OIL & GAS  6.2%
ConocoPhillips..............................................    2,666,480       206,465,546
Exxon Mobil Corp. ..........................................    1,370,200       113,959,534
Marathon Oil Corp. .........................................      718,400        88,945,104
Occidental Petroleum Corp. .................................    2,149,700       118,169,009
Royal Dutch Shell PLC, Class A--ADR (United Kingdom)........    2,438,200       181,158,260
                                                                            ---------------
                                                                                708,697,453
                                                                            ---------------
INTEGRATED TELECOMMUNICATION SERVICES  5.4%
Embarq Corp. ...............................................    1,034,273        66,462,383
France Telecom--ADR (France)................................    2,993,500        91,960,320
Sprint Nextel Corp. ........................................    7,671,697       175,298,277
Verizon Communications, Inc. ...............................    6,440,714       280,364,280
                                                                            ---------------
                                                                                614,085,260
                                                                            ---------------
INTERNET RETAIL  1.0%
Amazon.com, Inc. (a)........................................    1,625,300       112,373,242
                                                                            ---------------

INTERNET SOFTWARE & SERVICES  1.0%
Yahoo!, Inc. (a)............................................    4,101,400       117,710,180
                                                                            ---------------

INVESTMENT BANKING & BROKERAGE  3.7%
Charles Schwab Corp. .......................................    8,169,200       183,561,924
Goldman Sachs Group, Inc. ..................................      113,600        26,221,152
Merrill Lynch & Co., Inc. ..................................    2,339,500       216,941,835
                                                                            ---------------
                                                                                426,724,911
                                                                            ---------------
LIFE & HEALTH INSURANCE  0.5%
Aegon N.V. (Netherlands)....................................    2,566,200        52,478,790
                                                                            ---------------

MANAGED HEALTH CARE  0.9%
Cigna Corp. ................................................      633,200       106,143,316
                                                                            ---------------

MOVIES & ENTERTAINMENT  4.6%
Time Warner, Inc. ..........................................   13,598,200       290,593,534
Viacom, Inc., Class B (a)...................................    5,206,200       233,862,504
                                                                            ---------------
                                                                                524,456,038
                                                                            ---------------
MULTI-LINE INSURANCE  1.0%
Hartford Financial Services Group, Inc. ....................    1,151,340       118,783,748
                                                                            ---------------

OIL & GAS EQUIPMENT & SERVICES  1.2%
Schlumberger, Ltd. .........................................    1,779,540       138,572,780
                                                                            ---------------

See Notes to Financial Statements                                             13

VAN KAMPEN GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

                                                               NUMBER OF
DESCRIPTION                                                     SHARES           VALUE
-------------------------------------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION  0.4%
Devon Energy Corp. .........................................      604,500   $    46,413,510
                                                                            ---------------

OIL & GAS STORAGE & TRANSPORTATION  0.5%
Williams Cos., Inc. ........................................    1,863,200        59,175,232
                                                                            ---------------

OTHER DIVERSIFIED FINANCIAL SERVICES  7.6%
Bank of America Corp. ......................................    2,581,103       130,887,733
Citigroup, Inc. ............................................    6,235,900       339,794,191
JPMorgan Chase & Co. .......................................    7,590,282       393,404,316
                                                                            ---------------
                                                                                864,086,240
                                                                            ---------------
PACKAGED FOODS & MEATS  4.3%
Cadbury Schweppes PLC--ADR (United Kingdom).................    2,787,200       157,086,592
ConAgra Foods, Inc. ........................................    2,135,800        54,462,900
Kraft Foods, Inc., Class A..................................    3,704,577       125,362,886
Unilever N.V. (Netherlands).................................    5,328,900       158,801,220
                                                                            ---------------
                                                                                495,713,598
                                                                            ---------------
PERSONAL PRODUCTS  0.4%
Estee Lauder Cos., Inc., Class A............................    1,042,807        49,324,771
                                                                            ---------------

PHARMACEUTICALS  14.8%
Abbott Laboratories.........................................    4,691,900       264,388,565
Bristol-Myers Squibb Co. ...................................    7,611,700       230,710,627
Eli Lilly & Co. ............................................    4,012,100       235,189,302
GlaxoSmithKline PLC--ADR (United Kingdom)...................    1,310,700        68,392,326
Pfizer, Inc. ...............................................    5,156,200       141,743,938
Roche Holdings, Inc.--ADR (Switzerland).....................    1,835,100       168,317,941
Sanofi Aventis--ADR (France)................................      921,000        44,300,100
Schering-Plough Corp. ......................................   10,617,100       347,603,854
Wyeth.......................................................    3,337,000       193,012,080
                                                                            ---------------
                                                                              1,693,658,733
                                                                            ---------------
PROPERTY & CASUALTY INSURANCE  4.1%
Chubb Corp. ................................................    2,928,900       160,708,743
Travelers Cos., Inc. .......................................    3,617,486       195,959,217
XL Capital, Ltd., Class A (Cayman Islands)..................    1,307,300       106,623,388
                                                                            ---------------
                                                                                463,291,348
                                                                            ---------------
REGIONAL BANKS  1.8%
Fifth Third Bancorp.........................................    2,279,600        96,563,856
PNC Financial Services Group, Inc. .........................    1,402,000       103,467,600
                                                                            ---------------
                                                                                200,031,456
                                                                            ---------------
RESTAURANTS  0.6%
McDonald's Corp. ...........................................    1,310,600        66,250,830
                                                                            ---------------

SEMICONDUCTORS  1.2%
Intel Corp. ................................................    3,457,500        76,652,775
Micron Technology, Inc. (a).................................    5,429,400        66,130,092
                                                                            ---------------
                                                                                142,782,867
                                                                            ---------------
SOFT DRINKS  1.7%
Coca-Cola Co. ..............................................    3,717,700       197,000,923
                                                                            ---------------

 14                                            See Notes to Financial Statements

VAN KAMPEN GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- MAY 31, 2007 (UNAUDITED) continued

                                                               NUMBER OF
DESCRIPTION                                                     SHARES           VALUE
-------------------------------------------------------------------------------------------
SPECIALIZED CONSUMER SERVICES  0.1%
H&R Block, Inc. ............................................      696,500   $    16,500,085
                                                                            ---------------

SPECIALTY STORES  0.5%
Office Depot, Inc. (a)......................................    1,632,032        59,405,965
                                                                            ---------------

SYSTEMS SOFTWARE  1.5%
Symantec Corp. (a)..........................................    8,550,700       170,928,493
                                                                            ---------------

THRIFTS & MORTGAGE FINANCE  2.1%
Freddie Mac.................................................    3,610,300       241,131,937
                                                                            ---------------

TOBACCO  1.2%
Altria Group, Inc. .........................................    1,923,600       136,767,960
                                                                            ---------------

TOTAL COMMON STOCKS  96.8%...............................................    11,045,098,873

INVESTMENT COMPANIES  0.7%
iShares MSCI Japan Index Fund...............................    5,183,400        75,677,640
                                                                            ---------------

TOTAL LONG-TERM INVESTMENTS  97.5%
  (Cost $8,275,757,665)..................................................    11,120,776,513
                                                                            ---------------

REPURCHASE AGREEMENTS  2.4%
Citigroup Global Markets, Inc. ($74,443,501 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.27%, dated 05/31/07, to be sold on 06/01/07 at $74,454,398)..........        74,443,501
State Street Bank & Trust Co. ($199,402,499 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  5.07%, dated 05/31/07, to be sold on 06/01/07 at $199,430,582).........       199,402,499
                                                                            ---------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $273,846,000)....................................................       273,846,000
                                                                            ---------------

TOTAL INVESTMENTS  99.9%
  (Cost $8,549,603,665)..................................................    11,394,622,513
OTHER ASSETS IN EXCESS OF LIABILITIES  0.1%..............................        13,411,084
                                                                            ---------------

NET ASSETS  100.0%.......................................................   $11,408,033,597
                                                                            ===============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                             15

VAN KAMPEN GROWTH AND INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
May 31, 2007 (Unaudited)

ASSETS:
Total Investments (Cost $8,549,603,665).....................  $11,394,622,513
Cash........................................................              197
Receivables:
 Dividends..................................................       22,835,571
 Fund Shares Sold...........................................       12,911,143
 Investments Sold...........................................        6,985,099
 Interest...................................................           38,980
Other.......................................................          345,290
                                                              ---------------
   Total Assets.............................................   11,437,738,793
                                                              ---------------
LIABILITIES:
Payables:
 Fund Shares Repurchased....................................       13,249,525
 Investments Purchased......................................        7,403,054
 Distributor and Affiliates.................................        3,740,176
 Investment Advisory Fee....................................        3,370,724
Trustees' Deferred Compensation and Retirement Plans........          542,529
Accrued Expenses............................................        1,399,188
                                                              ---------------
   Total Liabilities........................................       29,705,196
                                                              ---------------
NET ASSETS..................................................  $11,408,033,597
                                                              ===============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
 number of shares authorized)...............................  $ 8,391,981,549
Net Unrealized Appreciation.................................    2,845,018,848
Accumulated Net Realized Gain...............................      115,733,430
Accumulated Undistributed Net Investment Income.............       55,299,770
                                                              ---------------
NET ASSETS..................................................  $11,408,033,597
                                                              ===============
MAXIMUM OFFERING PRICE PER SHARE:
 Class A Shares:
   Net asset value and redemption price per share (Based on
   net assets of $8,620,788,780 and 358,679,450 shares of
   beneficial interest issued and outstanding)..............  $         24.03
   Maximum sales charge (5.75%* of offering price)..........             1.47
                                                              ---------------
   Maximum offering price to public.........................  $         25.50
                                                              ===============
 Class B Shares:
   Net asset value and offering price per share (Based on
   net assets of $899,877,387 and 37,712,880 shares of
   beneficial interest issued and outstanding)..............  $         23.86
                                                              ===============
 Class C Shares:
   Net asset value and offering price per share (Based on
   net assets of $665,162,529 and 27,910,548 shares of
   beneficial interest issued and outstanding)..............  $         23.83
                                                              ===============
 Class R Shares:
   Net asset value and offering price per share (Based on
   net assets of $158,882,610 and 6,609,021 shares of
   beneficial interest issued and outstanding)..............  $         24.04
                                                              ===============
 Class I Shares:
   Net asset value and offering price per share (Based on
   net assets of $1,063,322,291 and 44,207,547 shares of
   beneficial interest issued and outstanding)..............  $         24.05
                                                              ===============

*   On sales of $50,000 or more, the sales charge will be reduced.

 16                                            See Notes to Financial Statements

VAN KAMPEN GROWTH AND INCOME FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended May 31, 2007 (Unaudited)

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of
  $4,122,021)...............................................  $  114,051,581
Interest....................................................      13,858,822
                                                              --------------
    Total Income............................................     127,910,403
                                                              --------------
EXPENSES:
Investment Advisory Fee.....................................      18,721,608
Distribution (12b-1) and Service Fees
  Class A...................................................       9,964,585
  Class B...................................................       1,733,831
  Class C...................................................       3,012,644
  Class R...................................................         356,056
Transfer Agent Fees.........................................       6,655,705
Accounting and Administrative Expenses......................         531,287
Reports to Shareholders.....................................         386,354
Registration Fees...........................................         335,175
Custody.....................................................         278,317
Professional Fees...........................................         124,090
Trustees' Fees and Related Expenses.........................         113,966
Other.......................................................         144,696
                                                              --------------
    Total Expenses..........................................      42,358,314
    Less Credits Earned on Cash Balances....................         131,567
                                                              --------------
    Net Expenses............................................      42,226,747
                                                              --------------
NET INVESTMENT INCOME.......................................  $   85,683,656
                                                              ==============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $  157,434,302
                                                              --------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   1,828,055,867
  End of the Period.........................................   2,845,018,848
                                                              --------------
Net Unrealized Appreciation During the Period...............   1,016,962,981
                                                              --------------
NET REALIZED AND UNREALIZED GAIN............................  $1,174,397,283
                                                              ==============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $1,260,080,939
                                                              ==============

See Notes to Financial Statements                                             17

VAN KAMPEN GROWTH AND INCOME FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                            FOR THE              FOR THE
                                                        SIX MONTHS ENDED       YEAR ENDED
                                                          MAY 31, 2007      NOVEMBER 30, 2006
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................  $    85,683,656      $   152,994,068
Net Realized Gain.....................................      157,434,302          484,001,051
Net Unrealized Appreciation During the Period.........    1,016,962,981          586,260,684
                                                        ---------------      ---------------
Change in Net Assets from Operations..................    1,260,080,939        1,223,255,803
                                                        ---------------      ---------------

Distributions from Net Investment Income:
  Class A Shares......................................      (59,532,418)        (101,421,070)
  Class B Shares......................................       (6,218,662)          (9,548,668)
  Class C Shares......................................       (2,518,511)          (4,370,515)
  Class R Shares......................................         (875,757)            (976,366)
  Class I Shares......................................       (8,181,615)         (14,261,109)
                                                        ---------------      ---------------
                                                            (77,326,963)        (130,577,728)
                                                        ---------------      ---------------

Distributions from Net Realized Gain:
  Class A Shares......................................     (366,940,295)        (475,860,962)
  Class B Shares......................................      (41,725,261)         (67,110,795)
  Class C Shares......................................      (29,821,480)         (41,387,740)
  Class R Shares......................................       (6,144,540)          (3,700,335)
  Class I Shares......................................      (42,118,900)         (57,401,008)
                                                        ---------------      ---------------
                                                           (486,750,476)        (645,460,840)
                                                        ---------------      ---------------
Total Distributions...................................     (564,077,439)        (776,038,568)
                                                        ---------------      ---------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...      696,003,500          447,217,235
                                                        ---------------      ---------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................    1,093,498,282        2,488,267,671
Net Asset Value of Shares Issued Through Dividend
  Reinvestment........................................      516,191,608          704,457,896
Cost of Shares Repurchased............................   (1,109,659,360)      (2,167,914,672)
                                                        ---------------      ---------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....      500,030,530        1,024,810,895
                                                        ---------------      ---------------
TOTAL INCREASE IN NET ASSETS..........................    1,196,034,030        1,472,028,130
NET ASSETS:
Beginning of the Period...............................   10,211,999,567        8,739,971,437
                                                        ---------------      ---------------
End of the Period (Including accumulated undistributed
  net investment income of $55,299,770 and
  $46,943,077, respectively)..........................  $11,408,033,597      $10,211,999,567
                                                        ===============      ===============

 18                                            See Notes to Financial Statements

VAN KAMPEN GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                    YEAR ENDED NOVEMBER 30,
CLASS A SHARES                      MAY 31,     ----------------------------------------------------
                                      2007        2006       2005       2004       2003       2002
                                   -----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................  $  22.62    $  21.72   $  19.55   $  16.95   $  14.70   $  17.23
                                    --------    --------   --------   --------   --------   --------
  Net Investment Income (a).......      0.19        0.35       0.26       0.23       0.19       0.17
  Net Realized and Unrealized
    Gain/Loss.....................      2.47        2.43       2.38       2.59       2.22      (2.07)
                                    --------    --------   --------   --------   --------   --------
Total from Investment
  Operations......................      2.66        2.78       2.64       2.82       2.41      (1.90)
                                    --------    --------   --------   --------   --------   --------
Less:
  Distributions from Net
    Investment Income.............      0.17        0.31       0.25       0.22       0.16       0.19
  Distributions from Net Realized
    Gain..........................      1.08        1.57       0.22        -0-        -0-       0.44
                                    --------    --------   --------   --------   --------   --------
Total Distributions...............      1.25        1.88       0.47       0.22       0.16       0.63
                                    --------    --------   --------   --------   --------   --------
NET ASSET VALUE, END OF THE
  PERIOD..........................  $  24.03    $  22.62   $  21.72   $  19.55   $  16.95   $  14.70
                                    ========    ========   ========   ========   ========   ========

Total Return (b)..................    12.36%*     13.76%     13.74%     16.72%     16.54%    -11.48%
Net Assets at End of the Period
  (In millions)...................  $8,620.8    $7,711.9   $6,439.4   $5,447.7   $3,359.3   $2,064.2
Ratio of Expenses to Average Net
  Assets..........................     0.76%       0.79%      0.80%      0.81%      0.86%      0.85%
Ratio of Net Investment Income to
  Average Net Assets..............     1.65%       1.66%      1.27%      1.25%      1.24%      1.05%
Portfolio Turnover................       10%*        30%        43%        45%        61%        66%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             19

VAN KAMPEN GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                 YEAR ENDED NOVEMBER 30,
CLASS B SHARES                      MAY 31,      --------------------------------------------
                                      2007        2006      2005     2004     2003     2002
                                   ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $22.47      $21.52    $19.37   $16.81   $14.57   $ 17.09
                                     ------      ------    ------   ------   ------   -------
  Net Investment Income (a).......     0.17        0.34      0.10     0.09     0.07      0.04
  Net Realized and Unrealized
    Gain/Loss.....................     2.46        2.41      2.37     2.55     2.22     (2.05)
                                     ------      ------    ------   ------   ------   -------
Total from Investment
  Operations......................     2.63        2.75      2.47     2.64     2.29     (2.01)
                                     ------      ------    ------   ------   ------   -------
Less:
  Distributions from Net
    Investment Income.............     0.16        0.23      0.10     0.08     0.05      0.07
  Distributions from Net Realized
    Gain..........................     1.08        1.57      0.22      -0-      -0-      0.44
                                     ------      ------    ------   ------   ------   -------
Total Distributions...............     1.24        1.80      0.32     0.08     0.05      0.51
                                     ------      ------    ------   ------   ------   -------
NET ASSET VALUE, END OF THE
  PERIOD..........................   $23.86      $22.47    $21.52   $19.37   $16.81   $ 14.57
                                     ======      ======    ======   ======   ======   =======

Total Return (b)..................   12.30%*(c)  13.70%(c) 12.93%   15.76%   15.73%   -12.16%
Net Assets at End of the Period
  (In millions)...................   $899.9      $869.9    $916.6   $902.9   $808.1   $ 627.4
Ratio of Expenses to Average Net
  Assets..........................    0.92%(c)    0.84%(c)  1.56%    1.57%    1.62%     1.60%
Ratio of Net Investment Income to
  Average Net Assets..............    1.49%(c)    1.60%(c)  0.50%    0.48%    0.49%     0.27%
Portfolio Turnover................      10%*        30%       43%      45%      61%       66%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 7).

 20                                            See Notes to Financial Statements

VAN KAMPEN GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                 YEAR ENDED NOVEMBER 30,
CLASS C SHARES                      MAY 31,      --------------------------------------------
                                      2007        2006     2005     2004     2003      2002
                                   ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $22.43      $21.56   $19.41   $16.83   $14.58    $ 17.15
                                     ------      ------   ------   ------   ------    -------
  Net Investment Income (a).......     0.10        0.19     0.10     0.09     0.08       0.05
  Net Realized and Unrealized
    Gain/Loss.....................     2.47        2.41     2.37     2.57     2.22      (2.11)
                                     ------      ------   ------   ------   ------    -------
Total from Investment
  Operations......................     2.57        2.60     2.47     2.66     2.30      (2.06)
                                     ------      ------   ------   ------   ------    -------
Less:
  Distributions from Net
    Investment Income.............     0.09        0.16     0.10     0.08     0.05       0.07
  Distributions from Net Realized
    Gain..........................     1.08        1.57     0.22      -0-      -0-       0.44
                                     ------      ------   ------   ------   ------    -------
Total Distributions...............     1.17        1.73     0.32     0.08     0.05       0.51
                                     ------      ------   ------   ------   ------    -------
NET ASSET VALUE, END OF THE
  PERIOD..........................   $23.83      $22.43   $21.56   $19.41   $16.83    $ 14.58
                                     ======      ======   ======   ======   ======    =======

Total Return (b)..................   12.00%*(c)  12.88%   12.90%   15.86%   15.79%(d) -12.15%
Net Assets at End of the Period
  (In millions)...................   $665.2      $620.6   $557.2   $468.7   $346.4    $ 209.1
Ratio of Expenses to Average Net
  Assets..........................    1.47%(c)    1.54%    1.56%    1.57%    1.62%      1.60%
Ratio of Net Investment Income to
  Average Net Assets..............    0.94%(c)    0.91%    0.51%    0.49%    0.52%(d)   0.29%
Portfolio Turnover................      10%*        30%      43%      45%      61%        66%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

(c) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 7).

(d) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Ratio of Net Investment Income to Average Net Assets and Total Return of .04%.

See Notes to Financial Statements                                             21

VAN KAMPEN GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                 OCTOBER 1, 2002
                                SIX MONTHS                                       (COMMENCEMENT OF
                                  ENDED           YEAR ENDED NOVEMBER 30,         OPERATIONS) TO
CLASS R SHARES                   MAY 31,     ---------------------------------     NOVEMBER 30,
                                   2007       2006     2005     2004     2003          2002
                                -----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD...................   $22.62     $21.72   $19.55   $16.96   $14.70        $13.67
                                  ------     ------   ------   ------   ------        ------
  Net Investment Income (a)....     0.16       0.31     0.21     0.19     0.14           .01
  Net Realized and Unrealized
    Gain.......................     2.48       2.42     2.38     2.57     2.24          1.02
                                  ------     ------   ------   ------   ------        ------
Total from Investment
  Operations...................     2.64       2.73     2.59     2.76     2.38          1.03
                                  ------     ------   ------   ------   ------        ------
Less:
  Distributions from Net
    Investment Income..........     0.14       0.26     0.20     0.17     0.12           -0-
  Distributions from Net
    Realized Gain..............     1.08       1.57     0.22      -0-      -0-           -0-
                                  ------     ------   ------   ------   ------        ------
Total Distributions............     1.22       1.83     0.42     0.17     0.12           -0-
                                  ------     ------   ------   ------   ------        ------
NET ASSET VALUE, END OF THE
  PERIOD.......................   $24.04     $22.62   $21.72   $19.55   $16.96        $14.70
                                  ======     ======   ======   ======   ======        ======

Total Return (b)...............   12.26%*    13.48%   13.46%   16.36%   16.31%         7.53%*
Net Assets at End of the Period
  (In millions)................   $158.9     $128.5   $ 45.1   $ 19.0   $  8.0        $   .1
Ratio of Expenses to Average
  Net Assets...................    1.01%      1.04%    1.05%    1.07%    1.15%         1.56%
Ratio of Net Investment Income
  to Average Net Assets........    1.41%      1.46%    1.02%    1.02%    0.89%         2.45%
Portfolio Turnover.............      10%*       30%      43%      45%      61%           66%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and services of up to .50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 22                                            See Notes to Financial Statements

VAN KAMPEN GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                           SIX MONTHS       YEAR ENDED       OCTOBER 19, 2004
                                             ENDED         NOVEMBER 30,      (COMMENCEMENT OF
CLASS I SHARES                              MAY 31,      ----------------     OPERATIONS) TO
                                              2007        2006      2005     NOVEMBER 30, 2004
                                           ---------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................  $  22.63     $21.73    $19.55         $18.34
                                            --------     ------    ------         ------
  Net Investment Income (a)...............      0.21       0.41      0.28           0.05
  Net Realized and Unrealized Gain........      2.49       2.43      2.42           1.16
                                            --------     ------    ------         ------
Total from Investment Operations..........      2.70       2.84      2.70           1.21
                                            --------     ------    ------         ------
Less:
  Distributions from Net Investment
    Income................................      0.20       0.37      0.30            -0-
  Distributions from Net Realized Gain....      1.08       1.57      0.22            -0-
                                            --------     ------    ------         ------
Total Distributions.......................      1.28       1.94      0.52            -0-
                                            --------     ------    ------         ------
NET ASSET VALUE, END OF THE PERIOD........  $  24.05     $22.63    $21.73         $19.55
                                            ========     ======    ======         ======

Total Return (b)..........................    12.55%*    13.98%    14.11%          6.60%*
Net Assets at End of the Period (In
  millions)...............................  $1,063.3     $881.2    $781.6         $ 35.6
Ratio of Expenses to Average Net Assets...     0.51%      0.54%     0.57%          0.62%
Ratio of Net Investment Income to Average
  Net Assets..............................     1.91%      1.92%     1.41%          2.51%
Portfolio Turnover........................       10%*       30%       43%            45%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes investment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares

See Notes to Financial Statements                                             23

VAN KAMPEN GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Growth and Income Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek income and long-term growth of capital. The Fund commenced investment operations on August 1, 1946. The Fund offers Class A Shares, Class B Shares, Class C Shares, Class R Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to

VAN KAMPEN GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2007 (UNAUDITED) continued

the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

    At May 31, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $8,584,727,764
                                                              ==============
Gross tax unrealized appreciation...........................  $2,832,753,904
Gross tax unrealized depreciation...........................     (22,859,155)
                                                              --------------
Net tax unrealized appreciation on investments..............  $2,809,894,749
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended November 30, 2006 was as follows:

Distributions paid from:
  Ordinary income...........................................    $185,445,090
  Long-term capital gain....................................     590,593,478
                                                                ------------
                                                                $776,038,568
                                                                ============

    As of November 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $100,566,303
Undistributed long-term capital gain........................     433,484,482

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

VAN KAMPEN GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2007 (UNAUDITED) continued

F. EXPENSE REDUCTIONS During the six months ended May 31, 2007, the Fund's custody fee was reduced by $131,567 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $150 million..........................................       .50%
Next $100 million...........................................       .45%
Next $100 million...........................................       .40%
Over $350 million...........................................       .35%

    For the six months ended May 31, 2007, the Fund recognized expenses of approximately $107,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended May 31, 2007, the Fund recognized expenses of approximately $173,400 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended May 31, 2007, the Fund recognized expenses of approximately $6,158,300 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $316,951 are included in "Other" assets on the Statement of Assets and Liabilities at May 31, 2007. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended May 31, 2007, the Fund paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $77,600.

VAN KAMPEN GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2007 (UNAUDITED) continued

    For the six months ended May 31, 2007, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $930,800 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $382,000. Sales charges do not represent expenses of the Fund.

3. CAPITAL TRANSACTIONS

For the six months ended May 31, 2007 and the year ended November 30, 2006, transactions were as follows:

                                        FOR THE SIX                          FOR THE
                                        MONTHS ENDED                       YEAR ENDED
                                        MAY 31, 2007                    NOVEMBER 30, 2006
                               ------------------------------    -------------------------------
                                 SHARES            VALUE            SHARES            VALUE
Sales:
  Class A....................   35,824,527    $   803,515,139      89,570,644    $ 1,897,773,846
  Class B....................    1,817,878         40,351,909       4,381,084         91,912,648
  Class C....................    1,723,076         38,215,941       5,690,447        119,259,557
  Class R....................    1,682,625         37,610,617       4,490,923         95,365,016
  Class I....................    7,747,668        173,804,676      13,429,944        283,956,604
                               -----------    ---------------    ------------    ---------------
Total Sales..................   48,795,774    $ 1,093,498,282     117,563,042    $ 2,488,267,671
                               ===========    ===============    ============    ===============
Dividend Reinvestment:
  Class A....................   18,174,080    $   395,591,280      25,143,345    $   523,237,338
  Class B....................    2,029,554         43,883,521       3,404,209         70,227,934
  Class C....................    1,207,187         26,114,986       1,787,377         36,952,779
  Class R....................      302,696          6,594,539         201,131          4,188,077
  Class I....................    2,021,657         44,007,282       3,357,122         69,851,768
                               -----------    ---------------    ------------    ---------------
Total Dividend
  Reinvestment...............   23,735,174    $   516,191,608      33,893,184    $   704,457,896
                               ===========    ===============    ============    ===============
Repurchases:
  Class A....................  (36,305,661)   $  (816,287,772)    (70,195,990)   $(1,492,526,152)
  Class B....................   (4,855,225)      (108,636,363)    (11,662,380)      (244,462,359)
  Class C....................   (2,685,531)       (59,866,443)     (5,660,160)      (118,862,488)
  Class R....................   (1,057,476)       (23,876,410)     (1,088,521)       (23,083,258)
  Class I....................   (4,495,472)      (100,992,372)    (13,814,783)      (288,980,415)
                               -----------    ---------------    ------------    ---------------
Total Repurchases............  (49,399,365)   $(1,109,659,360)   (102,421,834)   $(2,167,914,672)
                               ===========    ===============    ============    ===============

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the six months ended May 31, 2007, the Fund received redemption fees of approximately $9,500, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

VAN KAMPEN GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2007 (UNAUDITED) continued

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $1,508,371,601 and $1,039,436,538, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    The Fund may invest in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in stock index futures. These contracts are generally used as a substitute for purchasing and selling specific securities. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (variation margin). For the six months ended May 31, 2007, the Fund did not invest in futures contracts.

7. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to .50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $0 and $0 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

VAN KAMPEN GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2007 (UNAUDITED) continued

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi-annual report on May 31, 2008. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN GROWTH AND INCOME FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
One Parkview Plaza -- Suite 100
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Growth and Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Growth and Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Growth and Income Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                   1 Parkview Plaza, Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                        21, 121, 221, 321, 621
                                                                    GISAR 7/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-02095P-Y05/07

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(1)  Code of Ethics -- Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Growth and Income Fund

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 19, 2007

By:  /s/ Stuart N. Schuldt
     ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: July 19, 2007